Reinsurance	12 Months Ended
Dec. 31, 2015
Reinsurance

Reinsurance

Years ended December 31, 2015, 2014, and 2013

(In thousands)

	Direct	Ceded to other	Assumed from other	Net	Percentage of amount assumed
Year ended	amount	companies	companies	amount	to net
December 31, 2015:
Life insurance in force	$71,620	61,791	—	9,829	—%
Premiums and policy fees:
Life	$1,144	842	—	302	—
Annuities	65,603	—	—	65,603	—
Accident and health	3,470	505	—	2,965	—

Total premiums and policy fees	$70,217	1,347	—	68,870	—%

December 31, 2014:
Life insurance in force	$77,593	67,376	—	10,217	—%
Premiums and policy fees:
Life	$902	916	—	(14)	—
Annuities	58,727	—	—	58,727	—
Accident and health	3,529	526	—	3,003	—

Total premiums and policy fees	$63,158	1,442	—	61,716	—%

December 31, 2013:
Life insurance in force	$84,046	73,019	—	11,027	—%
Premiums and policy fees:
Life	$1,389	975	—	414	—
Annuities	47,280	—	—	47,280	—
Accident and health	3,613	574	—	3,039	—

Total premiums and policy fees	$52,282	1,549	—	50,733	—%

See accompanying report of independent registered public accounting firm.